INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS
Schedule of long-term investments consisting of cost method investments, equity method investments and available-for-sale securities

	2012	2013
	RMB	RMB
Hanting (available-for-sale)	585,540,705	1,016,455,767
eHi (available-for-sale)	—	570,977,550
Easy Go (available-for-sale)	—	143,904,165
Dining Secretary (available-for-sale)	60,234,118	56,242,365
Happy City (available-for-sale)	—	37,358,327
Home Inns (equity method)	762,423,802	801,550,868
Yishang Network (equity method)	—	21,665,182
Starway Hong Kong (equity method)	15,656,192	—
Keystone (cost method)	—	155,330,749
Zhong’an Online (cost method)	—	50,000,000
Others	13,393,132	3,728,507
Total net book value	1,437,247,949	2,857,213,480

Carrying amount and unrealized securities holding profit for equity method investment

	2012	2013
	RMB	RMB
Investment cost
Balance at beginning of year	576,296,429	570,709,828
Foreign currency translation	(5,586,601)	(16,083,543)
Total investment cost	570,709,828	554,626,285

Value booked under equity method
Share of cumulative profit	206,428,719	265,745,783
Amortization of identifiable intangible assets, net of tax	(14,714,745)	(18,821,200)
Total booked value under equity method	191,713,974	246,924,583

Net book value	762,423,802	801,550,868

Financial information of investees

	2012	2013
	RMB (‘000)	RMB (‘000)

Current assets	1,480,017	1,621,982
Non-current assets	7,525,212	7,755,635
Current liabilities	1,927,080	1,776,838
Non-current liabilities	3,160,390	3,292,033
Retain earnings	1,018,922	1,175,874
Non-controlling interest	10,975	19,429
Total revenues	5,613,953	6,208,970
Net Revenues	5,269,377	5,825,490
Income from operations	270,689	455,294
Net income	4,338	191,009
Net (loss) / income attributable to Home Inns Group’s shareholders	(395)	189,650